Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,378,562	$ 2,444,105	[1]	$ 1,346,347	[1]
Contract liabilities	175,125	94,137		75,693
Sales generated obligation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	37,034	12,667		20,050
Deferred Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,452	27,989		4,648
Contract liabilities	138,091
Unrelated Customer | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 372,597
Concentration risk, percentage	16.00%
Customer One | Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 156,400		$ 135,544
Concentration risk, percentage		6.00%		10.00%

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.